Federated Hermes Municipal Bond Fund, Inc.
Portfolio of Investments
June 30, 2024 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—100.6%
		Alabama—1.2%
$3,000,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 4.530% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	$ 2,970,173
		Arizona—4.6%
3,000,000		Arizona Board of Regents (Arizona State University), (Series 2016B), 5.000%, 7/1/2047	3,048,429
1,000,000		Arizona State IDA (Equitable School Revolving Fund), National Charter School Revolving Loan Fund Revenue Bonds (Series 2019A), 5.000%, 11/1/2044	1,030,141
500,000		Arizona State IDA (Phoenix Children’s Hospital), Hospital Revenue Bonds (Series 2020A), 4.000%, 2/1/2050	475,139
2,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2), 5.000%, Mandatory Tender 9/1/2027	2,053,123
1,740,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	1,740,202
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2023A), 5.000%, 1/1/2050	2,161,644
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2038	1,055,287
		TOTAL	11,563,965
		California—7.5%
1,500,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2023F-1), 5.000%, 4/1/2054	1,635,418
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 5.130% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,511,327
300,000		Burbank-Glendale-Pasadena Airport Authority, Airport Senior Revenue Bonds (Series 2024B), 5.250%, 7/1/2049	324,025
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,000,322
335,000		California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	299,153
935,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,024,710
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Refunding Revenue Bonds (Series 2021D), 5.000%, 5/15/2046	1,046,623
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2018A), 5.000%, 5/15/2044	1,022,171
1,200,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2022C), 4.000%, 5/15/2041	1,169,801
1,400,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2022C), 5.000%, 7/1/2042	1,551,526
2,000,000		Los Angeles, CA Unified School District, UT GO Bonds (Series QRR 2022), 5.250%, 7/1/2047	2,240,811
1,000,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021B), 5.000%, 7/1/2034	1,083,106
1,085,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Refunding Bonds (Series 2020B), 5.000%, 7/1/2037	1,141,581
1,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023A), 5.000%, 5/1/2038	1,639,537
1,000,000		San Francisco, CA City and County, GO Refunding Bonds (Series 2022-R1), 5.000%, 6/15/2031	1,135,043
		TOTAL	18,825,154
		Colorado—3.5%
1,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	1,000,824
1,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 5.000%, 8/1/2036	1,065,818
2,295,000		Colorado St COPS. COPS Series A, Rural Colorado Certificates of Participation (Series 2022), 6.000%, 12/15/2041	2,724,178
1,000,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022A), 4.000%, 5/15/2052	951,590
1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2022A), (Original Issue Yield: 4.390%), 4.125%, 11/15/2047	964,089
2,000,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	2,039,855
		TOTAL	8,746,354

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Connecticut—1.0%
$1,000,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2036	$ 1,059,712
750,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 4.000%, 5/1/2036	771,832
600,000	Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2031	674,072
	TOTAL	2,505,616
	District of Columbia—4.3%
1,200,000	District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,211,713
2,085,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	2,091,490
15,000	District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), (United States Treasury PRF 4/1/2027@100), 5.000%, 4/1/2036	15,703
985,000	District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.000%, 4/1/2036	1,011,770
2,500,000	District of Columbia (KIPP DC), Refunding Revenue Bonds (Series 2017A), 5.000%, 7/1/2048	2,524,054
1,545,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2019A), 5.000%, 3/1/2044	1,638,785
2,250,000	District of Columbia, UT GO Bonds (Series 2021D), 5.000%, 2/1/2046	2,412,512
	TOTAL	10,906,027
	Florida—5.4%
1,000,000	Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2038	1,033,489
1,000,000	Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	892,866
1,000,000	Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.000%, 10/1/2035	1,013,526
2,000,000	Greater Orlando, FL Aviation Authority, Subordinate Airport Facilities Revenue Bonds (Series 2017A), 5.000%, 10/1/2036	2,059,677
1,000,000	Jacksonville, FL (Brooks Rehabilitation), Health Care Facilities Revenue Bonds (Series 2020), 5.000%, 11/1/2050	1,019,991
750,000	Miami-Dade County, FL (Miami-Dade County, FL Seaport Department), Seaport Revenue Refunding Bonds (Series 2022A), 5.250%, 10/1/2052	792,439
1,000,000	Miami-Dade County, FL (Miami-Dade County, FL Water & Sewer), Water & Sewer System Revenue Bonds (Series 2024), 5.250%, 10/1/2054	1,103,692
1,500,000	Miami-Dade County, FL HFA (Nicklaus Children’s Hospital), Hospital Revenue Refunding Bonds (Series 2017), 5.000%, 8/1/2042	1,519,635
1,210,000	Miami-Dade County, FL IDA (Doral Academy), Industrial Development Revenue Bonds (Series 2017), 5.000%, 1/15/2037	1,229,070
470,000	St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2041	391,525
1,500,000	Tallahassee, FL Energy System, Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2036	1,523,685
1,000,000	Tampa, FL (H. Lee Moffitt Cancer Center), Hospital Revenue Bonds (Series 2020B), 4.000%, 7/1/2045	957,997
	TOTAL	13,537,592
	Georgia—2.5%
1,500,000	Atlanta, GA Airport General Revenue (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022B), 5.000%, 7/1/2047	1,564,096
2,000,000	DeKalb County, GA Water & Sewerage, Water and Sewage Revenue Bonds (Series 2022), 5.000%, 10/1/2033	2,289,017
1,000,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	1,028,212
1,500,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2021A), 5.000%, 1/1/2063	1,518,210
	TOTAL	6,399,535
	Illinois—4.6%
570,000	Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.750%, 4/1/2048	634,094
1,000,000	Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2041	1,020,139
2,000,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.250%, 1/1/2053	2,096,676
310,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	313,526
1,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2023B), (Assured Guaranty Municipal Corp. INS), 5.000%, 11/1/2035	1,118,629
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2021A), 5.000%, 1/1/2046	2,149,469
1,110,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	1,145,858
890,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	928,026
1,000,000	Illinois State, UT GO Bonds (Series 2023B), 5.250%, 5/1/2039	1,104,471

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,000,000		Illinois State, UT GO Bonds (Series 2023C), 5.000%, 12/1/2042	$ 1,078,250
		TOTAL	11,589,138
		Indiana—1.3%
3,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds (Series 2023F-1), (Original Issue Yield: 5.400%), (Build America Mutual Assurance INS), 5.250%, 3/1/2067	3,195,732
		Iowa—0.8%
500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), 5.000%, 12/1/2050	529,901
1,500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), 5.000%, Mandatory Tender 12/1/2042	1,584,212
		TOTAL	2,114,113
		Kentucky—0.8%
2,085,000	[1]	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.778% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	2,062,375
		Louisiana—1.9%
1,500,000		Louisiana Public Facilities Authority (Tulane University, LA), University Revenue and Refunding Bonds (Series 2023A), 5.000%, 10/15/2052	1,598,055
3,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	3,189,771
		TOTAL	4,787,826
		Massachusetts—2.2%
250,000		Massachusetts Development Finance Agency (Southcoast Health System Obligated Group), Revenue Bonds (Series 2021G), 4.000%, 7/1/2046	230,170
2,000,000		Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.250%, 2/15/2048	2,093,773
3,000,000		Massachusetts State Transportation Fund Revenue, Rail Enhancement Program (Series 2022B), 5.000%, 6/1/2052	3,220,476
		TOTAL	5,544,419
		Michigan—3.3%
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	1,047,224
1,500,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Water Supply System Revenue Refunding Bonds (Series 2024A), 5.000%, 7/1/2034	1,737,225
1,500,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Revenue Refunding Senior Lien Bonds (Series 2024A), 5.000%, 7/1/2033	1,728,560
570,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2049	627,736
1,000,000		Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2023), 5.500%, 11/15/2049	1,131,192
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2018D), 5.000%, 12/1/2031	2,084,842
		TOTAL	8,356,779
		Minnesota—1.8%
1,000,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2022B), 5.250%, 1/1/2047	1,062,229
3,000,000		Minnesota State, UT GO Bonds (Series 2022B), 5.000%, 8/1/2035	3,443,496
		TOTAL	4,505,725
		Mississippi—0.4%
75,000		Mississippi Development Bank (Hinds County, MS), Special Obligation Bonds (Series 2017), 5.000%, 11/1/2026	74,483
500,000	[2]	Mississippi State, Gaming Tax Revenue Bonds (Series 2015E), 5.000%, 10/15/2025	507,876
500,000		Mississippi State, UT GO (Series 2017D), (Original Issue Yield: 3.080%), 3.000%, 12/1/2037	446,621
		TOTAL	1,028,980
		Nebraska—1.5%
1,620,000		Nebraska Public Power District, General Revenue Bonds (Series 2021D), 4.000%, 1/1/2044	1,621,333
2,000,000		Omaha, NE Public Power District, Electric System Revenue Bonds (Series 2024A), 5.500%, 2/1/2049	2,255,360
		TOTAL	3,876,693
		Nevada—0.9%
305,000		Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	305,019

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Nevada—continued
$1,625,000	Nevada State, LT GO Bonds (Series 2023A), 5.000%, 5/1/2042	$ 1,822,167
	TOTAL	2,127,186
	New Hampshire—0.5%
100,000	National Finance Authority, NH (Covanta Energy Corp.), Resource Recovery Revenue Refunding Bonds (Series 2020B), 3.750%, Mandatory Tender 7/2/2040	83,417
1,500,000	National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2051	1,204,065
	TOTAL	1,287,482
	New Jersey—3.5%
155,000	New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	157,947
665,000	New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	674,291
1,500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2035	1,582,604
2,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	2,010,595
1,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.000%, 1/1/2029	1,037,612
850,000	South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 5.000%, 11/1/2045	883,797
2,350,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	2,371,496
	TOTAL	8,718,342
	New Mexico—0.9%
2,175,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,220,335
	New York—8.6%
1,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022CC-1), 5.000%, 6/15/2052	1,069,184
2,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2023AA-1), 5.250%, 6/15/2052	2,191,179
1,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023A-1), (Original Issue Yield: 4.360%), 4.000%, 8/1/2048	968,193
3,255,000	New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.000%, 8/1/2033	3,320,867
2,000,000	New York City, NY, UT GO Bonds (Series 2023A-1), 5.000%, 9/1/2037	2,250,811
1,500,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2022A), 4.000%, 3/15/2049	1,457,796
1,000,000	New York State Thruway Authority - Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2021A-1), 4.000%, 3/15/2052	967,530
1,000,000	New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	1,130,224
825,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2039	814,719
1,500,000	New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2024), 5.500%, 6/30/2060	1,582,017
750,000	Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.865%), 5.750%, 12/1/2044	781,177
500,000	Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 4.000%, 11/15/2033	528,953
3,000,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels Sales Tax Revenue Bonds (Series 2022A), (Original Issue Yield: 4.280%), 4.000%, 5/15/2057	2,853,918
1,500,000	Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-1), 5.000%, 12/15/2038	1,720,472
	TOTAL	21,637,040
	North Carolina—3.3%
2,270,000	Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2023B), 5.000%, 7/1/2032	2,465,502
2,000,000	Charlotte, NC (Charlotte, NC Water & Sewer System), Water and Sewer System Revenue Bonds (Series 2022A), 5.000%, 7/1/2045	2,202,282
1,890,000	Mecklenburg County, NC, UT GO School Bonds (Series 2022), 5.000%, 9/1/2035	2,159,614

Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Carolina—continued
$1,500,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2024), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2058	$ 1,584,035
	TOTAL	8,411,433
	Ohio—4.7%
2,000,000	American Municipal Power-Ohio, Inc. (AMP Fremont Energy), Revenue Refunding Bonds (Series 2021A), 5.000%, 2/15/2035	2,194,272
1,000,000	Cincinnati, OH, UT GO Various Purpose Improvement Bonds (Series 2019), 5.000%, 12/1/2032	1,091,750
1,680,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	1,680,449
1,500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,482,796
2,020,000	Ohio State Water Development Authority, Water Development Revenue Bonds (Series 2021), 5.000%, 12/1/2035	2,284,923
2,125,000	Ohio State, Highway Capital Improvement GO Bonds (Series 2022), 5.000%, 5/1/2036	2,405,891
750,000	Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), 5.000%, 12/1/2053	790,795
	TOTAL	11,930,876
	Oklahoma—0.6%
1,500,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	1,538,959
	Pennsylvania—7.9%
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2040	1,006,511
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	2,212,512
1,500,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	1,549,847
2,000,000	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	1,797,673
2,000,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2034	2,025,006
1,250,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Assured Guaranty Municipal Corp. GTD), 5.750%, 12/31/2062	1,363,297
1,000,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	1,096,092
2,000,000	Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2048	1,914,769
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), 4.000%, 8/15/2042	2,000,001
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2018A), 5.000%, 2/15/2048	1,034,090
1,595,000	Philadelphia, PA School District, LT GO Bonds (Series 2023B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2033	1,773,144
2,000,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2037	2,121,451
	TOTAL	19,894,393
	Puerto Rico—3.5%
2,000,000	Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2046	1,809,320
5,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	4,980,535
2,065,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	2,032,263
	TOTAL	8,822,118
	South Carolina—0.6%
1,500,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	1,516,341
	Tennessee—2.6%
2,000,000	Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2022A), 5.000%, 1/1/2034	2,262,765
1,335,000	Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,345,449
1,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2054	1,043,324
2,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 4.000%, 7/1/2054	1,812,974
	TOTAL	6,464,512

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—11.0%
$3,000,000	Austin, TX Electric Utility System, Electric Utility System Revenue Refunding and Improvement Bonds (Series 2023), 5.000%, 11/15/2039	$ 3,387,326
2,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Improvement and Refunding Bonds (Series 2021B), 4.000%, 12/1/2051	1,911,240
1,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Improvement and Refunding Bonds (Series 2021B), 5.000%, 12/1/2047	1,064,374
1,800,000	Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	1,750,594
3,000,000	Hutto, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/1/2048	3,244,563
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020A), 5.000%, 5/15/2045	1,058,126
500,000	North Texas Tollway Authority (North Texas Tollway System), First Tier Revenue Refunding Bonds (Series 2022), 5.250%, 1/1/2038	563,398
1,000,000	Plano, TX Independent School District, UT GO School Building Bonds (Series 2023), 5.000%, 2/15/2038	1,116,643
1,500,000	San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2032	1,534,340
1,430,000	San Antonio, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2052	1,537,737
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Christus Health System), Revenue Bonds (Series 2024A), 5.000%, 7/1/2032	2,208,346
2,030,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	2,074,005
3,000,000	Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2039	2,986,386
1,000,000	Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.375%, 6/30/2039	1,081,100
1,000,000	Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners, LLC), Senior Lien Revenue Bonds (Series 2023), 5.500%, 12/31/2058	1,084,160
1,000,000	Texas State University System, Revenue Financing System Revenue and Refunding Bonds (Series 2024), 5.250%, 3/15/2054	1,100,832
	TOTAL	27,703,170
	Utah—0.4%
1,000,000	Salt Lake City, UT (Salt Lake City, UT International Airport), Airport Revenue Bonds (Series 2023A), 5.250%, 7/1/2048	1,069,614
	Virginia—0.8%
2,000,000	Loudoun County, VA, UT GO Public Improvement Bonds (Series 2022A), 4.000%, 12/1/2036	2,097,388
	Washington—1.7%
215,000	Washington State Health Care Facilities Authority (Providence St. Joseph Health), Health Care Facilities Revenue Bonds (Series 2014C), (United States Treasury PRF 10/1/2024@100), 5.000%, 10/1/2044	215,530
2,070,000	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	1,910,109
2,000,000	Washington State, UT GO Bonds (Series 2025A), 5.000%, 8/1/2049	2,183,185
	TOTAL	4,308,824
	West Virginia—0.2%
500,000	West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2053	563,914
	Wisconsin—0.3%
800,000	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 8/15/2039	800,954
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $257,265,107)	253,629,077

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—0.0%
		Multi State—0.0%
$ 100,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 5.200%, 7/1/2024 (IDENTIFIED COST $100,000)	$ 100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $100,000)	100,000
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $257,365,107)	253,729,077
		OTHER ASSETS AND LIABILITIES - NET—(0.6%)[3]	(1,590,166)
		TOTAL NET ASSETS—100%	$252,138,911
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.3% of the Fund’s portfolio as calculated based upon total market value.
At June 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 10 Year Long Futures	40	$4,399,375	September 2024	$(11,980)
The average notional value of long futures contracts held by the Fund throughout the period was $1,099,844. This is based on amounts held as of each month-end throughout the three-month fiscal period.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2024, these restricted securities amounted to $507,876, which represented 0.2% of total net assets.

Additional information on restricted securities held at June 30, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Mississippi State, Gaming Tax Revenue Bonds (Series 2015E), 5.000%, 10/15/2025	03/06/2018	$515,113	$507,876

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$253,629,077	$—	$253,629,077
Short-Term Municipals	—	100,000	—	100,000
TOTAL SECURITIES	$—	$253,729,077	$—	$253,729,077
Other Financial Instruments:*
Liabilities	$(11,980)	$—	$—	$(11,980)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(11,980)	$—	$—	$(11,980)
* Other financial instruments are futures contracts

The following acronym(s) are used throughout this portfolio:
COPs	—Certificates of Participation
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes